INCOME STATEMENTS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Revenue	$ 93,580		$ 86,833		$ 77,849
Cost of revenue	33,038		27,078		20,385
Gross margin	60,542		59,755		57,464
Research and development	12,046		11,381		10,411
Sales and marketing	15,713		15,811		15,276
General and administrative	4,611		4,677		5,013
Impairment, integration, and restructuring	10,011		127		0
Operating income	18,161		27,759		26,764
Other income, net	346		61		288
Income before income taxes	18,507		27,820		27,052
Provision for income taxes	6,314		5,746		5,189
Net income	$ 12,193	[1]	$ 22,074	[2]	$ 21,863
Earnings per share:
Basic	$ 1.49		$ 2.66		$ 2.61
Diluted	$ 1.48	[1]	$ 2.63	[2]	$ 2.58
Weighted average shares outstanding:
Basic	8,177		8,299		8,375
Diluted	8,254		8,399		8,470
Cash dividends declared per common share	$ 1.24		$ 1.12		$ 0.92

[1]	Includes $7.5 billion of goodwill and asset impairment charges related to our phone business, as well as $2.5 billion of integration and restructuring expenses, primarily costs associated with our restructuring plans, which decreased fiscal year 2015 net income by $10.0 billion and diluted EPS by $1.15.
[2]	Includes a tax provision adjustment recorded in the fourth quarter of fiscal year 2014 related to adjustments to prior years' liabilities for intercompany transfer pricing which decreased net income by $458 million and diluted EPS by $0.05.